Accounts receivable and others (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Accounts Receivable And Others Detaails Abstract
Trade accounts receivable	R$ 78,557	R$ 44,303
Recoverable taxes	9,479	7,126
Advances to suppliers	6,711	1,866
Other receivables	429	731
Total current	95,176	54,026
Trade accounts receivable, net	55,423	22,692
Recoverable taxes	17,847	20,124
Judicial deposits	1,505	1,789
Total noncurrent	R$ 74,775	R$ 44,605